Concentration of Credit Risks - Committed Charter Income (Detail) - Fair Value, Concentration of Risk, Market Risk Management, Effects on Income or Net Assets [Member] - Time Charter [Member]
$ in Thousands
Dec. 31, 2017 USD ($)
Concentration Risk [Line Items]
2018:	$ 111,929
2019:	89,819
2020:	77,876
2021:	61,830
2022:	$ 62,124